Labor obligations - Amounts recognized in statement of income and other comprehensive income (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2022 MXN ($)
Remeasurement on the net defined benefit liability:
Components of defined benefit costs recognized in other comprehensive income (loss)	$ (1,092)	$ (21,258)	$ (4,281)	$ 13,039
Present value of defined benefit obligations	$ 6,239		129,199	115,691	$ 121,477
Defined benefit plan
Service cost:
Current service cost		9,883	9,535	8,276
Net interest expense		10,053	8,936	8,490
Reductions and liquidations advance		(2,422)		(9,131)
Components of defined benefit costs recognized in profit and loss		17,514	18,471	7,635
Remeasurement on the net defined benefit liability:
Actuarial gains and losses arising from changes in financial assumptions		(31,009)	2,094	2,653
Actuarial gains and losses arising from experience adjustments		9,751	(6,414)	10,386
Components of defined benefit costs recognized in other comprehensive income (loss)		(21,258)	(4,320)	13,039
Total		$ (3,744)	14,151	20,674
Present value of defined benefit obligations			$ 129,199	$ 115,691	$ 121,477